SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2022	2023
	RMB	RMB
Aggregate cost basis	160,000,000	—
Gross unrealized holding gain	406,301	—

Aggregate fair value	160,406,301	—